Marketable Securities (Details Narrative) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Disclosure of operating segments [line items]
Change in fair value			$ 110,525	$ 110,525
Impairment			$ 9,600
Stratex Oil & Gas Holdings, Inc. [Member]
Disclosure of operating segments [line items]
Number of shares held	1,200,000
Change in fair value
Impairment	$ 9,600